CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net of offering cost	$ 835,813
Changes in operating assets and liabilities:
Receivables from brokers, dealers and clearing organizations		$ 54,299,601
Payables to brokers, dealers and clearing organizations		$ 5,488,702